Accounting Policies - Revenue Recognition (Details) - Related party	12 Months Ended
Dec. 31, 2024
Transactions with the ESG Fund | Minimum
Related Party Transaction [Line Items]
Management fee percentage	1.00%
Transactions with the ESG Fund | Maximum
Related Party Transaction [Line Items]
Management fee percentage	2.00%
Transactions with the Fund, carried interest allocation
Related Party Transaction [Line Items]
Minimum return percentage	8.00%
Transactions with the Fund, carried interest allocation | Minimum
Related Party Transaction [Line Items]
Management fee percentage	10.00%
Transactions with the Fund, carried interest allocation | Maximum
Related Party Transaction [Line Items]
Management fee percentage	20.00%